Stockholders’ equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of Share- based Payment Arrangement, Warrant Activity

A summary of warrant activity for the quarter ended September 30, 2023 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022	230,000	CAD$0.98	April 3, 2023

Granted	-	-
Expired unexercised	(230,000)	CAD$0.98

Outstanding September 30, 2023	-	-

Schedule of Fair Value of Warrants Assumptions

	September 30, 2023	December 31, 2022
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.25	CAD$0.35
Expected term	3 days	0.25 years
Expected dividend yield	-	-
Expected stock price volatility	97.90%	77.46%
Risk-free interest rate	3.12%	3.55%

Schedule of Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.40
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)

Outstanding, December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.30
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.43)

Outstanding September 30, 2023	8,066,000	$0.38

Schedule of Share-based Payment Arrangement, Option, Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at September 30, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,845,000	258,300	February 21, 2028
CAD$0.45	1,930,400	1,182,248	June 30, 2025
CAD$0.50	789,600	527,100	February 1, 2026
CAD$0.50	2,295,000	872,100	February 1, 2027
CAD$0.66	200,000	104,000	July 12, 2026
CAD$1.02	1,006,000	586,000	April 6, 2026
	8,066,000	3,529,748